UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4075
RIVERSOURCE INTERNATIONAL SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010

Portfolio of Investments
RiverSource Disciplined International Equity Fund
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.4%)(c)

Issuer	Shares		Value(a)
Australia (5.7%)
AGL Energy Ltd.	75,008		$1,002,067
Australia & New Zealand Banking Group Ltd.	264,893		5,522,682
AWE Ltd.	1,357,620	(b)	1,915,629
BlueScope Steel Ltd.	267,820	(b)	574,116
Commonwealth Bank of Australia	47,452		2,255,893
CSL Ltd.	10,973		328,917
Dexus Property Group	660,383		486,813
Fairfax Media Ltd.	407,248	(d)	543,325
Foster’s Group Ltd.	86,530	(d)	450,814
GPT Group	114,341		295,785
Intoll Group	353,641		470,206
Leighton Holdings Ltd.	22,818	(d)	608,641
Macquarie Group Ltd.	25,127		845,458
MAp Group	136,489		365,425
Mirvac Group	589,772		706,820
OneSteel Ltd.	545,197		1,474,461
Orica Ltd.	32,699		745,322
Origin Energy Ltd.	45,970	(d)	641,993
Qantas Airways Ltd.	237,263	(b)	530,073
Stockland	263,625		903,721
Tatts Group Ltd.	208,662		462,400
Wesfarmers Ltd.	32,456		915,628
Woolworths Ltd.	47,650		1,111,534

Total			23,157,723

Austria (0.2%)
OMV AG	10,509		351,710
Voestalpine AG	12,775	(d)	408,655

Total			760,365

Belgium (0.4%)
Delhaize Group SA	12,837		947,897
Groupe Bruxelles Lambert SA	9,012		700,331

Total			1,648,228

Canada (1.5%)
Centerra Gold, Inc.	63,004	(b)	794,827
Cott Corp.	508,660	(b)	3,021,440
George Weston Ltd.	10,600		809,460
Teck Resources Ltd., Class B	48,400		1,706,100

Total			6,331,827

Issuer	Shares		Value(a)
China (0.5%)
Bank of China Ltd., Series H	3,442,000	(d)	1,816,897
Yanzhou Coal Mining Co., Ltd., ADR	7,300		157,680

Total			1,974,577

Denmark (1.6%)
A P Moller — Maersk A/S, Series A	70		575,519
A P Moller — Maersk A/S, Series B	179	(d)	1,509,562
Carlsberg A/S, Series B	48,828		4,329,603

Total			6,414,684

Finland (2.2%)
Fortum OYJ	170,986		3,976,885
Kesko OYJ, Series B	13,181		511,123
Outokumpu OYJ	10,158	(d)	168,360
Sampo OYJ, Series A	178,253		4,354,943

Total			9,011,311

France (6.5%)
Air France-KLM	38,092	(b,d)	568,804
BNP Paribas	76,710		5,268,527
Bouygues SA	25,744	(d)	1,086,839
Carrefour SA	12,600		579,959
Casino Guichard Perrachon SA	5,714	(d)	497,572
France Telecom SA	90,743		1,900,086
Klepierre	9,368	(d)	298,876
Lagardere SCA	15,660		576,746
Sanofi-Aventis SA	98,436		5,716,640
Schneider Electric SA	32,233		3,716,963
SEB SA	16,766		1,250,033
Total SA	90,780		4,578,862
Vallourec SA	7,224	(d)	703,235

Total			26,743,142

Germany (5.8%)
Adidas AG	60,207		3,260,369
Allianz SE	25,629		2,975,457
Aurubis AG	24,321		1,105,198
BASF SE	71,284		4,162,087
Commerzbank AG	65,356	(b,d)	591,002
Deutsche Bank AG	64,430	(d)	4,499,842
Deutsche Lufthansa AG	40,619	(b)	660,259
Henkel AG & Co. KGaA	15,304		634,526
MAN SE	10,960		1,017,227
MTU Aero Engines Holding AG	25,884		1,502,868
RWE AG	44,938		3,173,052

Total			23,581,887

Hong Kong (2.6%)
BOC Hong Kong Holdings Ltd.	281,500		722,668
Cheung Kong Holdings Ltd.	145,000		1,752,015
Cheung Kong Infrastructure Holdings Ltd.	108,000		404,625
CLP Holdings Ltd.	236,500		1,746,225
Hongkong Land Holdings Ltd.	235,000		1,259,600
Hutchison Whampoa Ltd.	127,000		838,796
Kerry Properties Ltd.	178,000		897,196

Issuer	Shares		Value(a)
Orient Overseas International Ltd.	105,000	(b)	820,566
Swire Pacific Ltd., Series A	70,000		850,757
The Link REIT	100,000		260,068
Wharf Holdings Ltd.	172,000		941,137

Total			10,493,653

India (0.4%)
Balrampur Chini Mills Ltd.	915,316		1,639,195

Ireland (1.2%)
CRH PLC	39,928		833,979
DCC PLC	49,860		1,224,638
The Governor & Co. of the Bank of Ireland	2,714,366	(b)	3,016,905

Total			5,075,522

Israel (0.7%)
Bank Leumi Le-Israel BM	58,190	(b)	247,607
Bezeq Israeli Telecommunication Corp., Ltd.	1,163,826		2,577,224
Teva Pharmaceutical Industries Ltd., ADR	4,400		214,940

Total			3,039,771

Italy (3.1%)
Enel SpA	1,039,342		5,102,182
ENI SpA	269,034		5,500,149
Parmalat SpA	920,196		2,227,770

Total			12,830,101

Japan (23.5%)
Aeon Delight Co., Ltd.	40,800	(d)	795,787
Aisin Seiki Co., Ltd.	26,700		746,388
Arnest One Corp.	152,300		1,713,574
Canon, Inc.	116,000		5,055,446
Dai Nippon Printing Co., Ltd.	74,000		895,126
Denso Corp.	56,000		1,605,649
Foster Electric Co., Ltd.	43,800		1,185,373
FUJIFILM Holdings Corp.	98,100		3,065,980
Hitachi Chemical Co., Ltd.	99,200		1,977,339
Honda Motor Co., Ltd.	108,100		3,389,778
Inpex Corp.	89	(d)	434,749
ITOCHU Corp.	347,200		2,708,795
Japan Retail Fund Investment Corp.	1,594	(d)	2,053,620
Japan Tobacco, Inc.	1,289		4,147,957
JFE Holdings, Inc.	21,800		675,020
KDDI Corp.	224		1,090,311
Kuraray Co., Ltd.	57,000		715,222
Kyocera Corp.	15,000		1,338,697
Marubeni Corp.	115,000		617,664
Miraca Holdings, Inc.	129,600		3,858,447
Mitsubishi Chemical Holdings Corp.	94,500		487,869
Mitsubishi Corp.	34,700		750,715
Mitsubishi Electric Corp.	446,000		3,887,464
Mitsubishi Tanabe Pharma Corp.	27,000		394,733
Mitsui & Co., Ltd.	214,600		2,752,365
Mitsui OSK Lines Ltd.	77,000		521,415
Murata Manufacturing Co., Ltd.	57,900		2,861,824
Nintendo Co., Ltd.	11,100		3,104,248
Nippon Express Co., Ltd.	165,900		675,967
Nippon Paper Group, Inc.	9,400		250,587

Issuer	Shares		Value(a)
Nippon Yusen KK	134,000		567,705
Nissan Motor Co., Ltd.	596,600	(b)	4,585,512
Nisshin Seifun Group, Inc.	30,000		367,056
NTT DoCoMo, Inc.	1,306		2,078,655
Ono Pharmaceutical Co., Ltd.	9,100	(d)	376,577
Osaka Gas Co., Ltd.	109,000		402,489
Rohm Co., Ltd.	10,600		668,712
Santen Pharmaceutical Co., Ltd.	80,000		2,678,088
Sekisui House Ltd.	54,000		479,430
Seven & I Holdings Co., Ltd.	170,500		4,083,395
Sharp Corp.	76,000		833,106
Shinko Plantech Co., Ltd.	307,300		2,856,371
SMC Corp.	5,800		768,052
Softbank Corp.	150,000	(d)	4,488,367
Sumitomo Corp.	118,600		1,260,271
Sumitomo Mitsui Financial Group, Inc.	170,600		5,284,473
Tokai Tokyo Financial Holdings, Inc.	203,000		737,840
Toyo Seikan Kaisha Ltd.	37,900		608,488
Toyota Industries Corp.	18,000		485,473
Toyota Motor Corp.	77,000		2,718,486
USS Co., Ltd.	49,170		3,699,560
Yamada Denki Co., Ltd.	29,980		2,026,660

Total			95,812,875

Luxembourg (0.9%)
ArcelorMittal	115,258		3,512,736

Malta (—%)
BGP Holdings PLC	2,232,232	(b,e)	3

Netherlands (5.0%)
Akzo Nobel NV	8,909		524,759
Corio NV	7,285		427,346
European Aeronautic Defence and Space Co. NV	33,076	(b)	783,522
ING Groep NV	501,298	(b)	4,820,550
Koninklijke Ahold NV	332,523		4,267,781
Koninklijke DSM NV	17,640	(d)	836,996
Koninklijke Philips Electronics NV	73,561		2,291,773
Royal Dutch Shell PLC, Series B	252,896		6,663,731

Total			20,616,458

New Zealand (0.1%)
Fletcher Building Ltd.	77,364		426,570

Norway (2.0%)
DnB NOR ASA	123,062		1,528,601
Marine Harvest ASA	4,160,128	(d)	3,136,088
Norsk Hydro ASA	194,500	(d)	1,047,076
Telenor ASA	166,263		2,566,125

Total			8,277,890

Singapore (1.4%)
CapitaLand Ltd.	123,000		358,279
DBS Group Holdings Ltd.	254,000		2,690,401
Genting Singapore PLC	982,400	(b)	917,726
United Overseas Bank Ltd.	57,000		832,674
Wilmar International Ltd.	187,000		861,067

Total			5,660,147

Issuer	Shares		Value(a)
South Korea (0.8%)
LG Fashion Corp.	109,000		2,636,056
Youngone Corp.	104,529		791,083

Total			3,427,139

Spain (3.7%)
Banco Bilbao Vizcaya Argentaria SA	373,790		5,033,643
Banco Santander SA	608,496		7,904,121
Telefonica SA	104,811		2,379,026

Total			15,316,790

Sweden (4.3%)
Atlas Copco AB, Series A	84,840		1,388,122
Electrolux AB, Series B	47,980		1,070,196
Investor AB, Series B	20,804	(d)	392,267
Nordea Bank AB	200,030		2,000,827
Sandvik AB	99,951	(d)	1,291,258
SSAB AB, Series A	30,718		444,720
SSAB AB, Series B	25,300	(d)	325,446
Svenska Cellulosa AB, Series B	253,183		3,654,932
Svenska Handelsbanken AB, Series A	113,616		3,261,417
Tele2 AB, Series B	210,721		3,736,757

Total			17,565,942

Switzerland (7.3%)
Baloise Holding AG	27,010		2,164,171
Clariant AG	148,500	(b)	1,967,643
Credit Suisse Group AG	59,731		2,720,728
Nestlé SA	79,943		3,953,014
Noble Corp.	76,600	(b)	2,489,500
Novartis AG	83,086		4,032,643
Roche Holding AG	41,687		5,423,513
Swiss Life Holding AG	7,004	(b)	736,378
Tyco International Ltd.	51,904		1,986,885
Zurich Financial Services AG	18,306		4,274,622

Total			29,749,097

Taiwan (1.8%)
Altek Corp.	1,074,000		1,562,170
CTCI Corp.	758,000		814,455
Huaku Development Co., Ltd.	876,449		1,965,697
Macronix International	2,339,000		1,562,064
MediaTek, Inc.	110,219		1,494,571

Total			7,398,957

Turkey (0.2%)
Turk Hava Yollari AO	307,365		889,789

United Kingdom (13.0%)
Antofagasta PLC	23,283		360,904
Associated British Foods PLC	20,812		335,336
AstraZeneca PLC, ADR	129,390	(d)	6,526,431
Atkins WS PLC	146,880		1,644,190
Autonomy Corp., PLC	68,753	(b)	1,774,406
BAE Systems PLC	817,887		4,008,665
Barclays PLC	288,105		1,504,283
BHP Billiton PLC	69,631		2,131,899

Issuer	Shares		Value(a)
BP PLC	740,492		4,716,158
GAME Group PLC	962,647		1,080,618
GlaxoSmithKline PLC	199,429		3,476,144
Home Retail Group PLC	179,105		671,585
HSBC Holdings PLC	454,889		4,610,345
ICAP PLC	358,246		2,253,830
International Power PLC	833,304		4,680,389
Kingfisher PLC	68,686		232,011
Marks & Spencer Group PLC	40,641		219,595
Pearson PLC	21,214		329,332
Rio Tinto PLC	101,129		5,242,965
SABMiller PLC	45,584		1,383,134
Scottish & Southern Energy PLC	53,347		927,353
Vodafone Group PLC	1,760,965		4,109,634
Wolseley PLC	32,827	(b)	740,603

Total			52,959,810

United States (1.0%)
Axis Capital Holdings Ltd.	50,100		1,561,617
Freeport-McMoRan Copper & Gold, Inc.	25,192		1,802,236
XL Group PLC	43,811		776,769

Total			4,140,622

Total Common Stocks (Cost: $406,507,122)			$398,456,811

Preferred Stocks (0.4%)(c)

Issuer	Shares	Value(a)
Germany
BMW AG	17,562	$642,562
Henkel AG & Co. KGaA	19,667	975,970

Total		1,618,532

Total Preferred Stocks (Cost: $1,812,002)		$1,618,532

Warrants (—%)

Issuer	Shares		Value(a)
Italy
Unione di Banche Italiane SCPA	69,309	(b,e)	$1,319

Total Warrants (Cost: $20,538)			$1,319

Exchange-Traded Funds (1.4%)

	Shares	Value(a)
United States
iShares MSCI EAFE Index Fund	109,766	$5,699,051

Total Exchange-Traded Funds (Cost: $5,675,589)		$5,699,051

Money Market Fund (0.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	278,316	(f)	$278,316

Total Money Market Fund (Cost: $278,316)			$278,316

Investments of Cash Collateral Received for Securities on Loan (6.0%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(g)
Cantor Fitzgerald & Co. dated 07-30-10, matures 08-02-10, repurchase price
$5,000,096	0.230%	$5,000,000	$5,000,000
Mizuho Securities USA, Inc. dated 07-30-10, matures 08-02-10, repurchase price
$10,000,200	0.240	10,000,000	10,000,000
Pershing LLC dated 07-30-10, matures 08-02-10, repurchase price
$5,000,129	0.310	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price
$4,645,998	0.210	4,645,917	4,645,917

Total			24,645,917

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $24,645,917)			$24,645,917

Total Investments in Securities (Cost: $438,939,484)(h)			$430,699,946

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets		Value(a)

Aerospace & Defense	1.5%		$6,295,055
Airlines	0.6		2,648,925
Auto Components	0.7		2,837,510
Automobiles	2.8		11,336,338
Beverages	2.2		9,184,991
Biotechnology	0.1		328,917
Capital Markets	2.7		11,057,698
Chemicals	2.8		11,417,237
Commercial Banks	13.2		54,094,285
Commercial Services & Supplies	0.4		1,690,913
Construction & Engineering	0.6		2,509,935
Construction Materials	0.3		1,260,549
Containers & Packaging	0.1		608,488
Diversified Financial Services	1.4		5,913,148
Diversified Telecommunication Services	3.2		13,159,218
Electric Utilities	3.0		12,157,270
Electrical Equipment	1.9		7,604,427
Electronic Equipment, Instruments & Components	1.8		7,266,501
Energy Equipment & Services	1.3		5,345,871
Food & Staples Retailing	3.4		13,724,349
Food Products	3.1		12,519,526
Gas Utilities	0.1		402,489
Health Care Providers & Services	0.9		3,858,447
Hotels, Restaurants & Leisure	0.3		1,380,126
Household Durables	1.6		6,531,712
Household Products	0.4		1,610,496
Independent Power Producers & Energy Traders	1.1		4,680,389
Industrial Conglomerates	1.5		6,342,092
Insurance	4.1		16,843,957
Internet & Catalog Retail	0.2		671,585
Leisure Equipment & Products	0.4		1,562,170
Machinery	1.3		5,167,894
Marine	1.0		3,994,767
Media	0.4		1,449,403
Metals & Mining	5.3		21,774,719
Multiline Retail	0.1		219,595
Multi-Utilities	1.0		4,175,119
Office Electronics	1.2		5,055,446
Oil, Gas & Consumable Fuels	6.1		24,960,661
Paper & Forest Products	1.0		3,905,519
Pharmaceuticals	7.1		28,839,709
Professional Services	0.4		1,644,190
Real Estate	0.0	*	3
Real Estate Investment Trusts (REITs)	1.3		5,433,049
Real Estate Management & Development	2.0		8,024,681
Road & Rail	0.2		675,967
Semiconductors & Semiconductor Equipment	0.9		3,725,347
Software	1.2		4,878,654
Specialty Retail	1.7		7,038,849
Textiles, Apparel & Luxury Goods	1.6		6,687,508
Tobacco	1.0		4,147,957
Trading Companies & Distributors	2.2		8,830,413
Transportation Infrastructure	0.2		835,631
Wireless Telecommunication Services	2.9		11,766,967
Exchange-Traded Funds	1.4		5,699,051
Other(1)	6.1		24,924,233

Total			$430,699,946

*	Rounds to less than 0.1%.

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2010 was $1,322, representing less than 0.01% of net assets. Information concerning such security holdings at July 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

BGP Holdings PLC	02-04-09 thru 05-14-09	$—
Unione di Banche Italiane SCPA	06-20-06 thru 05-02-08	20,538

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security description	Value (a)

Fannie Mae Discount Notes	$113
Fannie Mae Grantor Trust	1,028
Fannie Mae Interest Strip	56,550
Fannie Mae Pool	527,901
Fannie Mae Principal Strip	4,812
Fannie Mae REMICS	419,423
Fannie Mae Whole Loan	67
Federal Farm Credit Bank	107,958
Federal Home Loan Bank Discount Notes	111,011
Federal Home Loan Banks	803,190
Federal Home Loan Mortgage Corp	68,923
Federal National Mortgage Association	182,963
FHLMC Structured Pass Through Securities	156,148
Freddie Mac Coupon Strips	364
Freddie Mac Discount Notes	26,656
Freddie Mac Non Gold Pool	232,010
Freddie Mac Reference REMIC	4,020
Freddie Mac REMICS	251,883
Freddie Mac Strips	33,759
Ginnie Mae I Pool	334,820
Ginnie Mae II Pool	296,144
Government National Mortgage Association	99,586
United States Treasury Bill	1,074,145
United States Treasury Inflation Indexed Bonds	42,829
United States Treasury Strip Coupon	249,816
United States Treasury Strip Principal	13,881

Total market value of collateral securities	$5,100,000

Mizuho Securities USA, Inc. (0.240%)

Security description	Value (a)

Fannie Mae Pool	$3,635,760
Fannie Mae REMICS	2,512,065
Freddie Mac Gold Pool	1,323,511
Freddie Mac Non Gold Pool	55,804
Freddie Mac REMICS	1,672,006
Ginnie Mae I Pool	999,927
Ginnie Mae II Pool	927

Total market value of collateral securities	$10,200,000

Pershing LLC (0.310%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$12,980
Fannie Mae Pool	2,059,599
Fannie Mae REMICS	194,523
Federal Farm Credit Bank	17,533
Federal Home Loan Banks	53,165
Federal Home Loan Mortgage Corp	3,455
Federal National Mortgage Association	338
Freddie Mac Gold Pool	553,904
Freddie Mac Non Gold Pool	61,886
Freddie Mac REMICS	179,566
Ginnie Mae I Pool	112,198
Ginnie Mae II Pool	225,627
Government National Mortgage Association	58,451
United States Treasury Inflation Indexed Bonds	102,767
United States Treasury Note/Bond	1,063,925
United States Treasury Strip Coupon	145,868
United States Treasury Strip Principal	254,215

Total market value of collateral securities	$5,100,000

UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,055,839
Fannie Mae Principal Strip	201,680
Federal Farm Credit Bank	559,462
Federal Home Loan Mortgage Corp	1,982,362
Freddie Mac Strips	939,505

Total market value of collateral securities	$4,738,848

(h)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $438,939,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,753,000
Unrealized depreciation	(26,992,000)

Net unrealized depreciation	$(8,239,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks
Real Estate	$—	$—	$3	$3
All Other Industries	398,456,808	—	—	398,456,808
Preferred Stocks	1,618,532	—	—	1,618,532
Warrants	1,319	—	—	1,319

Total Equity Securities	400,076,659	—	3	400,076,662

Other
Exchange-Traded Funds	5,699,051	—	—	5,699,051
Affiliated Money Market Fund(c)	278,316	—	—	278,316
Investments of Cash Collateral Received for Securities on Loan	—	24,645,917	—	24,645,917

Total Other	5,977,367	24,645,917	—	30,623,284

Total	$406,054,026	$24,645,917	$3	$430,699,946

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $162,431,006. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2009	$3
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of July 31, 2010	$3

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2010 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Asia Pacific ex-Japan Fund
(formerly known as Threadneedle Asia Pacific Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (92.1%)(c)

Issuer	Shares		Value(a)
Australia (13.7%)
Asciano Group	908,482	(b)	$1,388,710
Australia & New Zealand Banking Group Ltd.	326,229		6,801,460
BHP Billiton Ltd.	350,101		12,704,657
CSL Ltd.	73,228	(e)	2,195,019
Macquarie Group Ltd.	58,412		1,965,412
Myer Holdings Ltd.	114,851	(e)	358,395
Newcrest Mining Ltd.	106,478	(e)	3,150,279
QBE Insurance Group Ltd.	90,349		1,364,735
Rio Tinto Ltd.	86,779	(e)	5,542,293
Telstra Corp., Ltd.	878,520		2,558,681
Westpac Banking Corp.	251,444		5,456,073
Woodside Petroleum Ltd.	33,200	(e)	1,249,223

Total			44,734,937

China (17.0%)
AsiaInfo-Linkage, Inc.	59,798	(b)	1,219,879
Bank of China Ltd., Series H	7,792,000	(e)	4,113,091
China Construction Bank Corp., Series H	5,895,000		5,001,551
China Life Insurance Co., Ltd., Series H	720,000	(e)	3,198,064
China National Building Material Co., Ltd., Series H	894,000		1,687,357
China Shenhua Energy Co., Ltd., Series H	554,000		2,132,635
China Yurun Food Group Ltd.	728,000		2,390,050
CNOOC Ltd.	3,199,000		5,387,130
Ctrip.com International Ltd., ADR	48,593	(b)	1,956,354
Dongfang Electric Corp., Ltd., Series H	751,600	(e)	2,583,649
Dongfeng Motor Group Co., Ltd., Series H	794,000	(e)	1,108,116
Focus Media Holding Ltd., ADR	134,979	(b)	2,447,169
Industrial & Commercial Bank of China, Series H	4,810,000		3,672,276
New Oriental Education & Technology Group, ADR	18,077	(b)	1,767,931
PetroChina Co., Ltd., Series H	1,716,000		1,946,385
Ping An Insurance Group Co. of China Ltd., Series H	419,500	(f)	3,586,598
Sany Heavy Equipment International Holdings Co., Ltd.	2,021,000		2,326,159
Tencent Holdings Ltd.	182,500	(e)	3,517,387
Want Want China Holdings Ltd.	1,860,000		1,455,969
Xinao Gas Holdings Ltd.	848,000		2,006,674
Zhuzhou CSR Times Electric Co., Ltd., Series H	833,000		2,230,714

Total			55,735,138

Hong Kong (14.8%)
AAC Acoustic Technologies Holdings, Inc.	1,314,000		2,334,586
Agile Property Holdings Ltd.	1,988,000	(e)	2,590,195
BOC Hong Kong Holdings Ltd.	1,422,000		3,650,566
Cathay Pacific Airways Ltd.	1,043,000		2,323,089
China High Speed Transmission Equipment Group Co., Ltd.	834,000		1,906,973
China Mobile Ltd.	652,000		6,593,702
China Overseas Land & Investment Ltd.	1,060,000		2,270,883
China Resources Land Ltd.	922,000		1,956,247
Comba Telecom Systems Holdings Ltd.	865,000		890,926
COSCO Pacific Ltd.	1,492,000		2,036,152

Issuer	Shares		Value(a)
Esprit Holdings Ltd.	313,674		1,968,741
Hengan International Group Co., Ltd.	175,000		1,507,300
Hong Kong Exchanges and Clearing Ltd.	135,100		2,221,170
Li & Fung Ltd.	648,000		2,970,028
Ports Design Ltd.	1,003,500		2,581,359
Shanghai Industrial Holdings Ltd.	114,000	(e)	519,569
Sino Land Co., Ltd.	672,000		1,271,810
Skyworth Digital Holdings Ltd.	1,328,000		959,172
Sun Hung Kai Properties Ltd.	381,974		5,611,189
Wharf Holdings Ltd.	432,000		2,363,786

Total			48,527,443

India (7.9%)
Bharat Heavy Electricals Ltd.	32,028		1,682,691
Bharat Heavy Electricals Ltd., Participatory Notes	11,714		615,432
HDFC Bank Ltd.	71,065		3,257,328
ICICI Bank Ltd., ADR	75,100		2,922,141
Infosys Technologies Ltd.	9,995		600,615
Infosys Technologies Ltd., ADR	37,125		2,245,320
Jaiprakash Associates Ltd.	225,068		572,825
Jaiprakash Associates Ltd., Participatory Notes	188,455		479,641
Larsen & Toubro Ltd.	59,956		2,318,389
Maruti Suzuki India Ltd.	77,723		2,007,624
Maruti Suzuki India Ltd., Participatory Notes	17,503		452,111
Reliance Industries Ltd.	132,916		2,892,057
Reliance Industries Ltd., GDR	8,444	(d)	368,158
State Bank of India, GDR	37,071	(d)	3,985,132
Tata Consultancy Services Ltd.	87,340		1,580,694

Total			25,980,158

Indonesia (5.2%)
Astra International Tbk PT	447,000		2,533,583
Bank Mandiri Tbk PT	5,753,500		3,859,251
Bank Rakyat Indonesia	2,865,500		3,171,431
Bumi Resources Tbk PT	9,984,000		1,919,785
Perusahaan Gas Negara PT	6,439,500		2,915,593
Semen Gresik Persero Tbk PT	2,525,000		2,611,096

Total			17,010,739

Malaysia (2.4%)
Axiata Group Bhd	1,757,200	(b)	2,353,985
CIMB Group Holdings Bhd	996,000		2,317,736
Genting Bhd	1,257,600		3,159,819

Total			7,831,540

Singapore (4.4%)
City Developments Ltd.	167,000		1,486,355
DBS Group Holdings Ltd.	108,000		1,143,950
Keppel Corp., Ltd.	291,000		1,999,221
Oversea-Chinese Banking Corp., Ltd.	373,000		2,477,521
Singapore Airlines Ltd.	221,000		2,539,184
United Overseas Bank Ltd.	179,000		2,614,888
Wilmar International Ltd.	437,000		2,012,225

Total			14,273,344

South Korea (14.3%)
Amorepacific Corp.	2,133		1,742,329
Hynix Semiconductor, Inc.	87,290	(b)	1,660,769

Issuer	Shares		Value(a)
Hyundai Department Store Co., Ltd.	18,596		1,855,512
Hyundai Mobis	19,825		3,428,220
Hyundai Motor Co.	33,023		4,160,686
KB Financial Group, Inc.	47,439		2,065,879
KT Corp., ADR	22,889		431,458
LG Chem Ltd.	12,516		3,481,958
LG Display Co., Ltd.	66,850		2,051,966
LG Electronics, Inc.	11,791		1,002,026
LG Household & Health Care Ltd.	6,031		1,899,668
NHN Corp.	2,979	(b)	463,501
POSCO	9,764		4,062,141
Samsung Electro-Mechanics Co., Ltd.	13,862		1,600,003
Samsung Electronics Co., Ltd.	15,271		10,459,588
Samsung Engineering Co., Ltd.	22,648		2,365,151
Samsung Life Insurance Co., Ltd.	2,930		272,535
Shinhan Financial Group Co., Ltd.	88,050		3,611,048

Total			46,614,438

Taiwan (9.0%)
Acer, Inc.	727,727		1,953,111
Advanced Semiconductor Engineering, Inc.	2,344,996		1,844,807
AU Optronics Corp.	1,076,960		1,022,420
Cathay Financial Holding Co., Ltd.	709,000		1,117,758
Chinatrust Financial Holding Co., Ltd.	1,355,427		814,045
Compal Electronics, Inc.	1,178,745		1,546,759
Delta Electronics, Inc.	500,000		1,728,237
Formosa Plastics Corp.	923,000		1,931,518
Fubon Financial Holding Co., Ltd.	1,656,000	(b)	2,035,747
Hon Hai Precision Industry Co., Ltd.	823,000	(b)	3,320,935
MediaTek, Inc.	122,249		1,657,698
Synnex Technology International Corp.	311,000		710,157
Taiwan Semiconductor Manufacturing Co., Ltd.	1,908,000		3,724,208
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	279,627		2,824,233
Tripod Technology Corp.	478,000		1,824,142
Yuanta Financial Holding Co., Ltd.	2,627,000		1,470,903

Total			29,526,678

Thailand (2.1%)
Bangkok Bank PCL	581,600		2,478,564
Banpu PCL	99,150		1,931,614
Siam Commercial Bank PCL	920,900		2,558,854

Total			6,969,032

United Kingdom (1.3%)
Standard Chartered PLC	141,735		4,096,021

Total Common Stocks (Cost: $287,851,936)			$301,299,468

Exchange-Traded Funds (1.7%)(c)

	Shares		Value(a)
Singapore (0.6%)
iShares MSCI India Fund	268,200	(b)	$1,874,718
United States (1.1%)
iShares MSCI Taiwan Index Fund	309,132		3,842,511

Total Exchange-Traded Funds (Cost: $5,405,129)			$5,717,229

Other (1.3%)

Issuer	Shares		Value(a)
United States
iPath MSCI India Index ETN	66,862	(b)	$4,386,147

Total Other (Cost: $4,137,552)			$4,386,147

Money Market Fund (3.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	11,474,855	(g)	$11,474,855

Total Money Market Fund (Cost: $11,474,855)			$11,474,855

Investments of Cash Collateral Received for Securities on Loan (3.0%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(h)
Cantor Fitzgerald & Co. dated 07-30-10, matures 08-02-10, repurchase price $5,000,096	0.230%	$5,000,000	$5,000,000
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $4,959,671	0.210	4,959,584	4,959,584

Total			9,959,584

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $9,959,584)			$9,959,584

Total Investments in Securities (Cost: $318,829,056)(i)			$332,837,283

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of
Industry	net assets	Value(a)

Airlines	1.5%	$4,862,273
Auto Components	1.0	3,428,220
Automobiles	3.0	9,810,009
Biotechnology	0.7	2,195,019
Capital Markets	1.5	4,983,499
Chemicals	1.7	5,413,476
Commercial Banks	21.4	70,068,806
Communications Equipment	1.0	3,225,512
Computers & Peripherals	1.1	3,499,870
Construction & Engineering	1.4	4,683,540
Construction Materials	1.3	4,298,453
Distributors	0.9	2,970,028
Diversified Consumer Services	0.5	1,767,931
Diversified Financial Services	1.3	4,256,917
Diversified Telecommunication Services	0.9	2,990,139
Electrical Equipment	2.6	8,404,027
Electronic Equipment, Instruments & Components	3.7	12,257,860
Food Products	1.8	5,858,244
Gas Utilities	1.5	4,922,267
Hotels, Restaurants & Leisure	1.6	5,116,173
Household Durables	0.6	1,961,198
Household Products	0.6	1,899,668
Industrial Conglomerates	0.9	3,091,615
Insurance	2.9	9,539,690
Internet Software & Services	1.2	3,980,888
IT Services	1.4	4,426,629
Machinery	0.7	2,326,159
Media	0.8	2,447,169
Metals & Mining	7.8	25,459,370
Multiline Retail	0.7	2,213,907
Oil, Gas & Consumable Fuels	5.5	17,826,987
Personal Products	1.0	3,249,629
Real Estate Management & Development	5.4	17,550,465
Road & Rail	0.4	1,388,710
Semiconductors & Semiconductor Equipment	6.8	22,171,303
Software	0.4	1,219,879
Specialty Retail	0.6	1,968,741
Textiles, Apparel & Luxury Goods	0.8	2,581,359
Transportation Infrastructure	0.6	2,036,152
Wireless Telecommunication Services	2.7	8,947,687
Exchange-Traded Funds	1.7	5,717,229
Other	1.3	4,386,147
Cash & Cash Equivalents	6.6	21,434,439

Total		$332,837,283

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 2, 2010	676,058	6,085,878,592	$4,308	$—
	(USD)	(IDR)

Aug. 3, 2010	389,664	3,486,709,879	131	—
	(USD)	(IDR)

Total			$4,439	$—

Notes to Portfolio of Investments
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
IDR — Indonesian Rupiah

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $4,353,290 or 1.33% of net assets.

(e)	At July 31, 2010, security was partially or fully on loan.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2010 was $3,586,598, representing 1.10% of net assets. Information concerning such security holdings at July 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Ping An Insurance Group Co. of China Ltd., Series H	07-15-09 thru 06-22-10	$3,498,000

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security description	Value (a)

Fannie Mae Discount Notes	$113
Fannie Mae Grantor Trust	1,028
Fannie Mae Interest Strip	56,550
Fannie Mae Pool	527,901
Fannie Mae Principal Strip	4,812
Fannie Mae REMICS	419,423
Fannie Mae Whole Loan	67
Federal Farm Credit Bank	107,958
Federal Home Loan Bank Discount Notes	111,011
Federal Home Loan Banks	803,190
Federal Home Loan Mortgage Corp	68,923
Federal National Mortgage Association	182,963
FHLMC Structured Pass Through Securities	156,148
Freddie Mac Coupon Strips	364
Freddie Mac Discount Notes	26,656
Freddie Mac Non Gold Pool	232,010
Freddie Mac Reference REMIC	4,020
Freddie Mac REMICS	251,883
Freddie Mac Strips	33,759
Ginnie Mae I Pool	334,820
Ginnie Mae II Pool	296,144
Government National Mortgage Association	99,586
United States Treasury Bill	1,074,145
United States Treasury Inflation Indexed Bonds	42,829
United States Treasury Strip Coupon	249,816
United States Treasury Strip Principal	13,881

Total market value of collateral securities	$5,100,000

UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,127,124
Fannie Mae Principal Strip	215,297
Federal Farm Credit Bank	597,234
Federal Home Loan Mortgage Corp	2,116,200
Freddie Mac Strips	1,002,935

Total market value of collateral securities	$5,058,790

(i)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $318,829,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,255,000
Unrealized depreciation	(5,247,000)

Net unrealized appreciation	$14,008,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks
Capital Markets	$3,436,315	$1,547,184	$—	$4,983,499
Insurance	5,953,092	—	3,586,598	9,539,690
All Other Industries	286,776,279	—	—	286,776,279
Other	4,386,147	—	—	4,386,147

Total Equity Securities	300,551,833	1,547,184	3,586,598	305,685,615

Other
Exchange-Traded Funds	5,717,229	—	—	5,717,229
Affiliated Money Market Fund(c)	11,474,855	—	—	11,474,855
Investments of Cash Collateral Received for Securities on Loan	—	9,959,584	—	9,959,584

Total Other	17,192,084	9,959,584	—	27,151,668

Investments in Securities	317,743,917	11,506,768	3,586,598	332,837,283
Other Financial Instruments(d)	—	4,439	—	4,439

Total	$317,743,917	$11,511,207	$3,586,598	$332,841,722

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $41,311,406. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2009	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	64,495
Net purchases (sales)	3,022,555
Transfers in and/or out of Level 3	499,548

Balance as of July 31, 2010	$3,586,598

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2010 was $64,495.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia European Equity Fund
(formerly known as Threadneedle European Equity Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)(c)

Issuer	Shares		Value(a)
Belgium (4.7%)
Anheuser-Busch InBev NV	27,311		$1,446,046
Colruyt SA	6,000		1,477,992
Umicore	9,892		333,574

Total			3,257,612

Denmark (1.6%)
Novo Nordisk A/S, Series B	13,145		1,124,422

Finland (0.8%)
Outotec OYJ	15,249	(d)	539,853

France (15.7%)
Accor SA	21,841		707,344
BNP Paribas	26,271		1,804,321
Cie Generale des Etablissements Michelin, Series B	10,078		767,675
Edenred	21,841	(b)	384,194
Legrand SA	20,783		676,329
LVMH Moet Hennessy Louis Vuitton SA	12,068		1,472,137
Publicis Groupe SA	25,489	(d)	1,148,642
Safran SA	37,655	(d)	1,016,125
Schneider Electric SA	7,450		859,100
Societe Generale	32,171		1,854,278

Total			10,690,145

Germany (10.6%)
Aixtron AG	19,489		582,669
BMW AG	16,641		895,734
Fresenius Medical Care AG & Co. KGaA	32,985		1,809,649
Linde AG	4,648		544,768
MAN SE	10,122		939,450
SAP AG	16,839		768,820
Siemens AG	8,833		860,787
Volkswagen AG	8,568		907,753

Total			7,309,630

Ireland (1.1%)
Shire PLC	32,812		749,016

Italy (1.1%)
Saipem SpA	21,556		775,214

Netherlands (5.5%)
ASML Holding NV	18,429		587,598

Issuer	Shares		Value(a)
ING Groep NV	167,634	(b)	1,611,992
Koninklijke Philips Electronics NV	21,618		673,503
Koninklijke Vopak NV	22,352		908,252

Total			3,781,345

Norway (1.0%)
Telenor ASA	45,883		708,164

Spain (2.0%)
Amadeus IT Holding SA, Series A	41,730	(b)	734,051
Inditex SA	10,016		662,330

Total			1,396,381

Sweden (5.6%)
Assa Abloy AB, Series B	33,452		740,123
Atlas Copco AB, Series A	40,662		665,297
Autoliv, Inc., SDR	12,990	(b)	746,132
Swedish Match AB	44,068		1,040,938
TeliaSonera AB	93,059	(d)	673,631

Total			3,866,121

Switzerland (10.3%)
Adecco SA	7,374		375,957
Credit Suisse Group AG	15,733		716,633
Nestlé SA	39,400		1,948,248
SGS SA	392		550,644
Sika AG	366		689,128
Sonova Holding AG	6,598		800,756
Syngenta AG	2,366		522,496
The Swatch Group AG	14,625		822,174
Xstrata PLC	41,249		657,187

Total			7,083,223

Turkey (2.2%)
BIM Birlesik Magazalar AS	24,666		757,455
Turkiye Garanti Bankasi AS	144,832		750,076

Total			1,507,531

United Kingdom (37.0%)
Admiral Group PLC	81,103		1,842,472
Aggreko PLC	55,942		1,344,597
ARM Holdings PLC	132,584		682,692
Barclays PLC	255,518		1,334,136
BG Group PLC	103,844		1,664,236
BP PLC	138,272		880,648
British American Tobacco PLC	29,309		1,008,865
Burberry Group PLC	114,749		1,514,950
Cairn Energy PLC	79,278	(b)	580,603
Carnival PLC	16,265		586,918
Carphone Warehouse Group PLC	233,089	(b)	841,095
Centamin Egypt Ltd.	280,229	(b)	659,477
Hargreaves Lansdown PLC	118,260		672,576
HSBC Holdings PLC	142,799		1,447,282
IG Group Holdings PLC	140,750		1,046,258
Lloyds Banking Group PLC	1,075,553	(b)	1,168,718
Lonmin PLC	14,539	(b)	358,121
Pearson PLC	74,893		1,162,660
Reckitt Benckiser Group PLC	15,661		767,830
Rio Tinto PLC	36,069		1,869,973

Issuer	Shares	Value(a)
Standard Chartered PLC	64,593	1,866,682
The Weir Group PLC	48,042	884,127
Tullow Oil PLC	60,070	1,160,142

Total		25,345,058

Total Common Stocks (Cost: $59,971,261)		$68,133,715

Money Market Fund (0.3%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	213,619	(f)	$213,619

Total Money Market Fund (Cost: $213,619)			$213,619

Investments of Cash Collateral Received for Securities on Loan (4.6%)

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(e)
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $3,174,965	0.210%	$3,174,909	$3,174,909

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,174,909)			$3,174,909

Total Investments in Securities (Cost: $63,359,789)(g)			$71,522,243

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	1.5%	$1,016,125
Auto Components	2.2	1,513,807
Automobiles	2.6	1,803,487
Beverages	2.1	1,446,046
Building Products	1.1	740,123
Capital Markets	2.0	1,389,209
Chemicals	3.0	2,089,966
Commercial Banks	15.0	10,225,493
Commercial Services & Supplies	2.5	1,728,791
Construction & Engineering	0.8	539,853
Diversified Financial Services	3.9	2,658,250
Diversified Telecommunication Services	2.0	1,381,795
Electrical Equipment	2.2	1,535,429
Energy Equipment & Services	1.1	775,214
Food & Staples Retailing	3.3	2,235,447
Food Products	2.8	1,948,248
Health Care Equipment & Supplies	1.2	800,756
Health Care Providers & Services	2.6	1,809,649
Hotels, Restaurants & Leisure	3.0	2,028,313
Household Products	1.1	767,830
Industrial Conglomerates	2.2	1,534,290
Insurance	2.7	1,842,472
Machinery	3.6	2,488,874
Media	3.4	2,311,302
Metals & Mining	5.2	3,544,758
Oil, Gas & Consumable Fuels	6.3	4,285,629
Pharmaceuticals	2.7	1,873,438
Professional Services	1.3	926,601
Semiconductors & Semiconductor Equipment	2.7	1,852,959
Software	1.1	768,820
Specialty Retail	2.2	1,503,425
Textiles, Apparel & Luxury Goods	5.5	3,809,261
Tobacco	3.0	2,049,803
Transportation Infrastructure	1.3	908,252
Other(1)	4.9	3,388,528

Total		$71,522,243

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
SDR — Swedish Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$721,535
Fannie Mae Principal Strip	137,824
Federal Farm Credit Bank	382,323
Federal Home Loan Mortgage Corp	1,354,699
Freddie Mac Strips	642,035

Total market value of collateral securities	$3,238,416

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(g)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $63,360,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,097,000
Unrealized depreciation	(935,000)

Net unrealized appreciation	$8,162,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$68,133,715	$—	$—	$68,133,715

Total Equity Securities	68,133,715	—	—	68,133,715

Other
Affiliated Money Market Fund(c)	213,619	—	—	213,619
Investments of Cash Collateral Received for Securities on Loan	—	3,174,909	—	3,174,909

Total Other	213,619	3,174,909	—	3,388,528

Total	$68,347,334	$3,174,909	$—	$71,522,243

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $32,782,947. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

Portfolio of Investments
Threadneedle International Opportunity Fund
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities

Common Stocks (98.8%)(c)

Issuer	Shares		Value(a)
Australia (4.5%)
Australia & New Zealand Banking Group Ltd.	167,834	(e)	$3,499,126
BHP Billiton Ltd.	98,051		3,558,128
CSL Ltd.	103,192	(e)	3,093,194
Macquarie Group Ltd.	53,304	(e)	1,793,541
Newcrest Mining Ltd.	85,515	(e)	2,530,064
Rio Tinto Ltd.	35,821	(e)	2,287,771

Total			16,761,824

Belgium (2.7%)
Anheuser-Busch InBev NV	100,203		5,305,488
Colruyt SA	19,115		4,708,637

Total			10,014,125

Brazil (2.2%)
Itaú Unibanco Holding SA, ADR	133,005		2,977,982
Lojas Renner SA	74,300		2,494,276
MRV Engenharia e Participacoes SA	168,100		1,515,491
OGX Petroleo e Gas Participacoes SA	121,000	(b)	1,274,626

Total			8,262,375

Canada (1.6%)
Canadian Pacific Railway Ltd.	52,000		3,105,029
CGI Group, Inc. Class A	195,000	(b)	2,788,153

Total			5,893,182

China (2.9%)
China Life Insurance Co., Ltd., Series H	463,000	(e)	2,056,533
China National Building Material Co., Ltd., Series H	880,000	(e)	1,660,933
China Shenhua Energy Co., Ltd., Series H	417,000		1,605,250
Industrial & Commercial Bank of China, Series H	5,011,000	(e)	3,825,733
Tencent Holdings Ltd.	90,700	(e)	1,748,093

Total			10,896,542

Denmark (0.8%)
Novo Nordisk A/S, Series B	34,627		2,961,990

Finland (0.8%)
Outotec OYJ	80,792	(e)	2,860,239

France (12.1%)
Accor SA	69,764	(e)	2,259,381
Air Liquide SA	24,974		2,810,576
BNP Paribas	85,524		5,873,882
Cie Generale des Etablissements Michelin, Series B	30,173		2,298,378
Edenred	69,764	(b)	1,227,183
Legrand SA	67,656		2,201,689
LVMH Moet Hennessy Louis Vuitton SA	42,114		5,137,353

Issuer	Shares		Value(a)
Publicis Groupe SA	65,603	(e)	2,956,349
Safran SA	145,427	(e)	3,924,365
Sanofi-Aventis SA	39,897		2,317,006
Schneider Electric SA	40,845		4,710,060
Societe Generale	109,095		6,288,037
Vinci SA	60,897		2,947,806

Total			44,952,065

Germany (7.8%)
BMW AG	57,298		3,084,174
Fresenius Medical Care AG & Co. KGaA	123,531		6,777,256
Linde AG	38,280		4,486,600
MAN SE	32,725		3,037,294
SAP AG	77,829		3,553,447
Siemens AG	30,604		2,982,401
Volkswagen AG	51,516		5,457,960

Total			29,379,132

Hong Kong (3.4%)
China Overseas Land & Investment Ltd.	1,839,120		3,940,024
Hong Kong Exchanges and Clearing Ltd.	190,700		3,135,286
Li & Fung Ltd.	761,600		3,490,699
Sun Hung Kai Properties Ltd.	143,000		2,100,667

Total			12,666,676

Hungary (0.2%)
OTP Bank PLC	31,076	(b)	747,520

Indonesia (0.7%)
Bank Mandiri Tbk PT	4,176,500		2,801,453

Ireland (0.7%)
Shire PLC	116,002		2,648,036

Italy (0.6%)
Saipem SpA	63,491		2,283,313

Japan (14.4%)
Asahi Breweries Ltd.	56,600		1,003,063
Asahi Kasei Corp.	57,000		298,229
Benesse Holdings, Inc.	6,600		292,221
Bridgestone Corp.	22,700		406,493
Canon, Inc.	41,600		1,812,988
Central Japan Railway Co.	80		651,927
Chubu Electric Power Co., Inc.	18,000		446,302
Daito Trust Construction Co., Ltd.	9,600		522,283
Don Quijote Co., Ltd.	23,500		612,050
Doutor Nichires Holdings Co., Ltd.	41,100		537,597
East Japan Railway Co.	8,300		535,143
Fanuc Ltd.	10,000		1,181,850
Goldcrest Co., Ltd.	15,390		314,605
Hankyu Hanshin Holdings, Inc.	132,000		597,430
Hisamitsu Pharmaceutical Co., Inc.	10,100		392,823
Hogy Medical Co., Ltd.	8,700		416,420
Honda Motor Co., Ltd.	51,300		1,608,655
Hoya Corp.	32,300		768,709
Inpex Corp.	21		102,581
Jafco Co., Ltd.	23,900		565,754

Issuer	Shares		Value(a)
JFE Holdings, Inc.	21,900		678,117
Kawasaki Heavy Industries Ltd.	103,000		257,530
Kawasaki Kisen Kaisha Ltd.	67,000	(b)	286,179
KDDI Corp.	71		345,590
Kirin Holdings Co., Ltd.	17,000		227,086
Komatsu Ltd.	49,900		1,048,945
Kyocera Corp.	6,100		544,403
Lawson, Inc.	9,400		431,427
Mabuchi Motor Co., Ltd.	5,200		261,535
Makita Corp.	21,900		632,740
Minebea Co., Ltd.	55,000		303,681
Miraca Holdings, Inc.	7,700		229,244
Mitsubishi Corp.	37,000		800,474
Mitsubishi Electric Corp.	113,000		984,939
Mitsubishi Estate Co., Ltd.	35,000		493,460
Mitsubishi UFJ Financial Group, Inc.	378,500		1,879,575
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,960		350,485
Mitsui & Co., Ltd.	41,400		530,978
Mitsui Fudosan Co., Ltd.	15,000		222,248
Mizuho Financial Group, Inc.	127,900		208,750
Mori Seiki Co., Ltd.	19,400	(e)	190,654
Murata Manufacturing Co., Ltd.	6,000		296,562
Nichirei Corp.	70,000		302,234
Nidec Corp.	2,800		262,855
Nidec Sankyo Corp.	36,000	(e)	295,868
Nintendo Co., Ltd.	4,200		1,174,580
Nippon Building Fund, Inc.	14		119,273
Nippon Electric Glass Co., Ltd.	43,000		548,015
Nippon Telegraph & Telephone Corp.	13,600		565,158
Nissan Motor Co., Ltd.	127,500	(b)	979,975
Nitori Co., Ltd.	4,450	(e)	383,754
Nomura Holdings, Inc.	43,000		239,414
NSK Ltd.	72,000	(e)	512,559
NTT DoCoMo, Inc.	769		1,223,955
ORIX Corp.	2,760		217,247
Osaka Gas Co., Ltd.	123,000		454,185
Panasonic Corp.	31,600		417,724
Rinnai Corp.	10,600		568,712
Santen Pharmaceutical Co., Ltd.	28,800		964,112
Sanwa Holdings Corp.	70,000		225,258
Secom Co., Ltd.	12,500		573,706
Sekisui Chemical Co., Ltd.	34,000		230,629
Seven & I Holdings Co., Ltd.	32,400		775,965
Shin-Etsu Chemical Co., Ltd.	15,000		747,482
Shionogi & Co., Ltd.	23,100		471,145
Shiseido Co., Ltd.	32,200		720,857
Softbank Corp.	10,100		302,217
Sony Corp.	36,200		1,133,476
Sumitomo Corp.	35,100		372,981
Sumitomo Electric Industries Ltd.	17,600		205,765
Sumitomo Metal Industries Ltd.	290,000		701,586
Sumitomo Metal Mining Co., Ltd.	21,000		279,546
Sumitomo Mitsui Financial Group, Inc.	39,400		1,220,447
Suzuki Motor Corp.	25,300		530,073
Takeda Pharmaceutical Co., Ltd.	6,000		275,379
Terumo Corp.	10,700		561,691
The Bank of Kyoto Ltd.	32,000		267,068
The Chiba Bank Ltd.	34,000		207,802
The Gunma Bank Ltd.	105,000		563,954
The Kansai Electric Power Co., Inc.	20,900		506,593

Issuer	Shares		Value(a)
The Shizuoka Bank Ltd.	37,000	(e)	308,369
The Tokyo Electric Power Co., Inc.	37,800		1,038,308
THK Co., Ltd.	9,300		183,761
Tokio Marine Holdings, Inc.	27,800		761,371
Tokyo Electron Ltd.	9,000		483,389
Tokyo Gas Co., Ltd.	181,000		823,393
Tokyo Steel Manufacturing Co., Ltd.	39,800		476,365
Tokyu Corp.	105,000		452,136
Toshiba Corp.	56,000	(b)	292,997
Toyota Motor Corp.	65,300		2,305,417
Ushio, Inc.	27,200		462,202
Yahoo! Japan Corp.	1,298		499,578
Yamada Denki Co., Ltd.	12,980		877,453
Yamatake Corp.	12,300		314,370

Total			53,654,074

Luxembourg (0.3%)
Evraz Group SA, GDR	45,313	(b,d)	1,207,591

Mexico (1.0%)
America Movil SAB de CV, Series L, ADR	37,290		1,849,957
Grupo Modelo SAB de CV, Series C	293,400		1,586,610
Wal-Mart de Mexico SAB de CV, Series V	173,600		408,997

Total			3,845,564

Netherlands (2.6%)
ASML Holding NV	76,340		2,434,055
ING Groep NV	524,556	(b)	5,044,201
Koninklijke Philips Electronics NV	75,717		2,358,942

Total			9,837,198

Norway (1.3%)
DnB NOR ASA	219,466		2,726,073
Telenor ASA	150,935		2,329,551

Total			5,055,624

Singapore (0.7%)
DBS Group Holdings Ltd.	247,500		2,621,552

South Korea (1.5%)
Samsung Electronics Co., Ltd.	4,434		3,036,986
Shinhan Financial Group Co., Ltd.	64,591		2,648,963

Total			5,685,949

Spain (1.8%)
Amadeus IT Holding SA, Series A	235,032	(b)	4,134,328
Inditex SA	40,624		2,686,353

Total			6,820,681

Sweden (3.1%)
Assa Abloy AB, Series B	112,418		2,487,241
Atlas Copco AB, Series A	198,263		3,243,909
Swedish Match AB	159,402		3,765,262
TeliaSonera AB	306,124	(e)	2,215,954

Total			11,712,366

Issuer	Shares		Value(a)
Switzerland (5.5%)
Credit Suisse Group AG	86,257		3,928,980
Nestlé SA	136,371		6,743,261
SGS SA	1,704		2,393,617
Sonova Holding AG	15,895		1,929,071
Syngenta AG	10,048		2,218,953
The Swatch Group AG	62,718		3,525,817

Total			20,739,699

Taiwan (2.4%)
Advanced Semiconductor Engineering, Inc.	2,390,092		1,880,284
Hon Hai Precision Industry Co., Ltd.	896,310	(b)	3,616,753
MediaTek, Inc.	123,245		1,671,204
Taiwan Semiconductor Manufacturing Co., Ltd.	1,015,049		1,981,266

Total			9,149,507

Turkey (0.3%)
KOC Holding AS	307,981		1,216,710

United Kingdom (22.9%)
Admiral Group PLC	287,367		6,528,311
Aggreko PLC	197,292		4,742,024
ARM Holdings PLC	476,076		2,451,378
Barclays PLC	1,386,364		7,238,624
BG Group PLC	418,901		6,713,442
BP PLC	527,982		3,362,692
British American Tobacco PLC	108,738		3,742,945
Burberry Group PLC	429,232		5,666,849
Carnival PLC	50,060		1,806,401
HSBC Holdings PLC	632,092		6,406,314
IG Group Holdings PLC	383,980		2,854,297
Lonmin PLC	78,885	(b)	1,943,075
Pearson PLC	225,843		3,506,048
Reckitt Benckiser Group PLC	68,320		3,349,603
Rio Tinto PLC	153,636		7,965,155
Standard Chartered PLC	232,023		6,705,267
The Weir Group PLC	128,615		2,366,928
Tullow Oil PLC	319,190		6,164,570
Wm Morrison Supermarkets PLC	460,868		1,916,099

Total			85,430,022

Total Common Stocks (Cost: $328,671,766)			$370,105,009

Money Market Fund (0.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	2,579,316	(f)	$2,579,316

Total Money Market Fund
(Cost: $2,579,316)			$2,579,316

Investments of Cash Collateral Received for Securities on Loan (8.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (1.1%)
Commerzbank AG
08-09-10	0.450%	$1,000,000	$1,000,000
Dexia Credit Local
08-16-10	0.630	1,000,009	1,000,009

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
DZ Bank AG
08-09-10	0.470	1,000,000	1,000,000
Landesbank Hessen Thuringen
08-06-10	0.440	999,634	999,634

Total			3,999,643

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (6.9%)(g)
Mizuho Securities USA, Inc. dated 07-30-10, matures 08-02-10, repurchase price $15,000,300	0.240	15,000,000	15,000,000
Pershing LLC dated 07-30-10, matures 08-02-10, repurchase price $5,000,129	0.310	5,000,000	5,000,000
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $6,141,913	0.210	6,141,805	6,141,805

Total			26,141,805

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $30,141,448)			$30,141,448

Total Investments in Securities (Cost: $361,392,530)(h)			$402,825,773

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets		Value(a)

Aerospace & Defense	1.1%		$3,924,365
Auto Components	0.7		2,704,871
Automobiles	3.7		13,966,254
Beverages	2.2		8,122,247
Biotechnology	0.8		3,093,194
Building Products	0.7		2,712,499
Capital Markets	1.7		6,527,689
Chemicals	2.8		10,561,840
Commercial Banks	15.8		59,016,491
Commercial Services & Supplies	1.8		6,542,913
Computers & Peripherals	0.1		292,997
Construction & Engineering	1.6		5,808,045
Construction Materials	0.4		1,660,933
Consumer Finance	0.1		217,247
Distributors	0.9		3,490,699
Diversified Consumer Services	0.1		292,221
Diversified Financial Services	3.0		11,384,269
Diversified Telecommunication Services	1.4		5,110,663
Electric Utilities	0.5		1,991,203
Electrical Equipment	2.4		9,089,045
Electronic Equipment, Instruments & Components	1.7		6,384,680
Energy Equipment & Services	0.6		2,283,313
Food & Staples Retailing	2.2		8,241,125
Food Products	1.9		7,045,495
Gas Utilities	0.3		1,277,578
Health Care Equipment & Supplies	0.8		2,907,182
Health Care Providers & Services	1.9		7,006,500
Hotels, Restaurants & Leisure	2.3		8,737,707
Household Durables	1.0		3,866,032
Household Products	0.9		3,349,603
Industrial Conglomerates	1.9		7,155,483
Insurance	2.5		9,346,215
Internet Software & Services	0.6		2,247,671
IT Services	0.7		2,788,153
Machinery	3.5		12,959,851
Marine	0.1		286,179
Media	1.7		6,462,397
Metals & Mining	5.8		21,627,398
Multiline Retail	0.8		3,106,326
Office Electronics	0.5		1,812,988
Oil, Gas & Consumable Fuels	5.1		19,223,161
Personal Products	0.2		720,857
Pharmaceuticals	2.7		10,030,491
Professional Services	0.6		2,393,617
Real Estate Investment Trusts (REITs)	0.0	*	119,273
Real Estate Management & Development	2.0		7,593,287
Road & Rail	1.3		4,744,235
Semiconductors & Semiconductor Equipment	3.7		13,938,562
Software	1.3		4,728,027
Specialty Retail	1.1		3,947,560
Textiles, Apparel & Luxury Goods	3.8		14,330,019
Tobacco	2.0		7,508,207
Trading Companies & Distributors	0.5		1,704,433
Wireless Telecommunication Services	1.0		3,721,719
Other(1)	8.7		32,720,764

Total			$402,825,773

*	Rounds to less than 0.1%.

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $1,207,591 or 0.32% of net assets.

(e)	At July 31, 2010, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Mizuho Securities USA, Inc. (0.240%)

Security description	Value (a)

Fannie Mae Pool	$5,453,639
Fannie Mae REMICS	3,768,097
Freddie Mac Gold Pool	1,985,267
Freddie Mac Non Gold Pool	83,706
Freddie Mac REMICS	2,508,009
Ginnie Mae I Pool	1,499,891
Ginnie Mae II Pool	1,391

Total market value of collateral securities	$15,300,000

Pershing LLC (0.310%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$12,980
Fannie Mae Pool	2,059,599
Fannie Mae REMICS	194,523
Federal Farm Credit Bank	17,533
Federal Home Loan Banks	53,165
Federal Home Loan Mortgage Corp	3,455
Federal National Mortgage Association	338
Freddie Mac Gold Pool	553,904
Freddie Mac Non Gold Pool	61,886
Freddie Mac REMICS	179,566
Ginnie Mae I Pool	112,198
Ginnie Mae II Pool	225,627
Government National Mortgage Association	58,451
United States Treasury Inflation Indexed Bonds	102,767
United States Treasury Note/Bond	1,063,925
United States Treasury Strip Coupon	145,868
United States Treasury Strip Principal	254,215

Total market value of collateral securities	$5,100,000

UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,395,797
Fannie Mae Principal Strip	266,617
Federal Farm Credit Bank	739,598
Federal Home Loan Mortgage Corp	2,620,641
Freddie Mac Strips	1,242,005

Total market value of collateral securities	$6,264,658

(h)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $361,393,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$52,287,000
Unrealized depreciation	(10,854,000)

Net unrealized appreciation	$41,433,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$370,105,009	$—	$—	$370,105,009

Total Equity Securities	370,105,009	—	—	370,105,009

Other
Affiliated Money Market Fund(c)	2,579,316	—	—	2,579,316
Investments of Cash Collateral Received for Securities on Loan	—	30,141,448	—	30,141,448

Total Other	2,579,316	30,141,448	—	32,720,764

Total	$372,684,325	$30,141,448	$—	$402,825,773

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $216,299,465. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource International Series, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox Treasurer and Principal Financial Officer

Date	September 28, 2010